Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Computation of Anti-Dilutive Weighted-Average Shares Outstanding

	Year Ended December 31,
	2024	2023
Options to purchase common stock	34,046	344,306
Warrants to purchase common stock	934,373	1,161,493
Total potentially dilutive securities excluded	968,419	1,505,799